UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Ticker | JHS

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 74.8% (50.9% of Total Investments)				$139,310,433

(Cost $127,584,755)

Consumer Discretionary 9.8%				18,253,593

Auto Components 0.2%
American Axle & Manufacturing, Inc.	6.625	10/15/22	$55,000	57,200
Exide Technologies	8.625	02/01/18	285,000	245,813

Automobiles 2.2%
Ford Motor Company	4.750	01/15/43	670,000	629,279
Ford Motor Company	6.625	10/01/28	100,000	115,594
Ford Motor Credit Company LLC	5.000	05/15/18	1,070,000	1,173,074
Ford Motor Credit Company LLC	5.875	08/02/21	180,000	204,610
Ford Motor Credit Company LLC (Z)	8.000	12/15/16	330,000	395,395
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	310,000	332,950
Hyundai Capital Services, Inc. (S)(Z)	6.000	05/05/15	430,000	471,255
Kia Motors Corp. (S)(Z)	3.625	06/14/16	315,000	333,605
Nissan Motor Acceptance Corp. (S)	1.950	09/12/17	490,000	495,116

Hotels, Restaurants & Leisure 2.9%
CCM Merger, Inc. (S)	9.125	05/01/19	380,000	380,950
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	275,000	304,563
Greektown Superholdings, Inc. (Z)	13.000	07/01/15	1,713,000	1,839,334
Landry's, Inc. (S)	9.375	05/01/20	250,000	270,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	319,000	306,240
Marina District Finance Company, Inc. (Z)	9.500	10/15/15	320,000	325,600
MGM Resorts International (S)	6.750	10/01/20	275,000	288,750
MGM Resorts International	8.625	02/01/19	340,000	387,600
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19	155,000	167,400
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	650,000	708,978
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	325,000	351,813
Waterford Gaming LLC (S)	8.625	09/15/14	184,062	103,823

Household Durables 0.3%
American Standard Americas (S)	10.750	01/15/16	165,000	166,238
Corporacion GEO SAB de CV (S)	8.875	03/27/22	410,000	419,635

Internet & Catalog Retail 0.5%
Amazon.com, Inc.	2.500	11/29/22	325,000	311,988
Expedia, Inc.	5.950	08/15/20	530,000	584,184
QVC, Inc. (S)	5.125	07/02/22	90,000	94,533

Media 2.4%
CBS Corp.	7.875	07/30/30	595,000	802,999
News America, Inc. (Z)	6.150	03/01/37	165,000	195,791
News America, Inc. (Z)	6.400	12/15/35	150,000	183,083
News America, Inc. (Z)	7.600	10/11/15	1,000,000	1,167,373
News America, Inc. (Z)	7.750	01/20/24	1,020,000	1,303,968
Time Warner Cable, Inc.	6.750	07/01/18	605,000	749,395

Multiline Retail 0.3%
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	444,000	484,494

Specialty Retail 0.6%
Hillman Group, Inc.	10.875	06/01/18	305,000	332,069
Limited Brands, Inc.	6.625	04/01/21	475,000	540,313
Petco Holdings Inc., PIK (S)	8.500	10/15/17	120,000	123,600
Toys R Us, Inc.	10.375	08/15/17	180,000	181,800

1

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods 0.4%
Burlington Coat Factory Warehouse Corp. (Z)	10.000	02/15/19	$665,000	$723,188

Consumer Staples 2.9%				5,294,037

Food & Staples Retailing 0.9%
Rite Aid Corp.	9.250	03/15/20	720,000	801,000
Safeway, Inc. (Z)	5.000	08/15/19	575,000	616,923
Safeway, Inc.	7.250	02/01/31	225,000	238,796

Food Products 0.9%
Bunge, Ltd. Finance Corp. (Z)	8.500	06/15/19	389,000	502,865
ConAgra Foods, Inc.	3.200	01/25/23	325,000	325,464
Corporacion Pesquera Inca SAC (S)(Z)	9.000	02/10/17	340,000	358,700
Simmons Foods, Inc. (S)	10.500	11/01/17	475,000	458,375

Household Products 0.5%
Reynolds Group Issuer, Inc.	9.000	04/15/19	420,000	443,100
Reynolds Group Issuer, Inc. (Z)	9.875	08/15/19	365,000	398,763
YCC Holdings LLC, PIK	10.250	02/15/16	85,000	87,551

Tobacco 0.6%
Alliance One International, Inc.	10.000	07/15/16	1,000,000	1,062,500

Energy 7.6%				14,189,500

Energy Equipment & Services 1.0%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	1,000,000	1,000,000
Offshore Group Investments, Ltd.	11.500	08/01/15	187,000	202,895
Rowan Companies, Inc.	4.875	06/01/22	330,000	357,452
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	282,225
Weatherford International, Inc.	6.800	06/15/37	130,000	141,803

Gas Utilities 0.3%
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	530,195

Oil, Gas & Consumable Fuels 6.3%
Afren PLC (S)(Z)	10.250	04/08/19	240,000	283,200
Afren PLC (S)	11.500	02/01/16	200,000	233,000
Arch Coal, Inc.	7.000	06/15/19	165,000	148,913
Arch Coal, Inc.	7.250	06/15/21	365,000	326,675
BreitBurn Energy Partners LP (S)	7.875	04/15/22	215,000	227,363
Energy Transfer Partners LP (Z)	5.200	02/01/22	135,000	150,724
Energy Transfer Partners LP (Z)	9.700	03/15/19	425,000	574,086
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.777%) (Z)	7.000	06/01/67	695,000	747,125
EP Energy LLC	7.750	09/01/22	195,000	209,625
EV Energy Partners LP	8.000	04/15/19	400,000	427,000
Halcon Resources Corp. (S)	8.875	05/15/21	140,000	149,450
Kerr-McGee Corp.	6.950	07/01/24	600,000	737,058
Kinder Morgan Energy Partners LP	7.750	03/15/32	195,000	255,608
Newfield Exploration Company (Z)	5.750	01/30/22	260,000	286,000
NuStar Logistics LP	8.150	04/15/18	381,000	435,434
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,430,248
Petrohawk Energy Corp. (Z)	6.250	06/01/19	595,000	677,694
Petroleos de Venezuela SA	5.375	04/12/27	450,000	324,000
Petroleos Mexicanos	4.875	01/24/22	275,000	302,844
Spectra Energy Capital LLC (Z)	6.200	04/15/18	1,000,000	1,214,408

2

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy (continued)

TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%) (Z)	6.350	05/15/67	$710,000	$756,854
W&T Offshore, Inc. (S)	8.500	06/15/19	100,000	107,000
Williams Partners LP	5.250	03/15/20	1,460,000	1,670,621

Financials 28.7%				53,381,758

Capital Markets 3.6%
Jefferies Group, Inc.	5.125	01/20/23	120,000	123,105
Jefferies Group, Inc.	6.875	04/15/21	1,005,000	1,145,700
Jefferies Group, Inc. (Z)	8.500	07/15/19	165,000	205,090
Macquarie Bank, Ltd. (S)	6.625	04/07/21	260,000	288,458
Macquarie Group, Ltd. (S)	6.000	01/14/20	340,000	369,833
Morgan Stanley (Z)	5.550	04/27/17	1,300,000	1,449,182
Morgan Stanley (Z)	5.750	01/25/21	290,000	329,581
Morgan Stanley (Z)	6.375	07/24/42	405,000	481,189
Morgan Stanley (Z)	7.300	05/13/19	485,000	593,731
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	450,000	508,285
The Goldman Sachs Group, Inc. (Z)	5.750	01/24/22	275,000	320,595
The Goldman Sachs Group, Inc. (Z)	6.150	04/01/18	760,000	892,929

Commercial Banks 5.4%
Abbey National Treasury Services PLC	4.000	04/27/16	630,000	670,116
Banco de Credito del Peru (S)(Z)	4.750	03/16/16	175,000	185,938
Barclays Bank PLC (S)	6.050	12/04/17	2,225,000	2,484,346
Barclays Bank PLC (S)(Z)	10.179	06/12/21	260,000	352,149
BPCE SA (12.500% to 9-30-19, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	330,000	403,666
First Horizon National Corp.	5.375	12/15/15	355,000	388,272
ICICI Bank, Ltd. (S)(Z)	5.750	11/16/20	475,000	515,753
Nordea Bank AB (S)(Z)	3.125	03/20/17	680,000	719,264
Regions Financial Corp. (Z)	7.750	11/10/14	620,000	685,875
Royal Bank of Scotland Group PLC	2.550	09/18/15	335,000	345,414
Santander Holdings USA, Inc.	4.625	04/19/16	115,000	122,303
Sberbank of Russia (S)	6.125	02/07/22	200,000	228,258
Svenska Handelsbanken AB (Z)	2.875	04/04/17	530,000	559,281
Swedbank AB (S)	2.125	09/29/17	460,000	468,060
Synovus Financial Corp.	7.875	02/15/19	200,000	227,500
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	235,000	253,213
Wachovia Bank NA (Z)	5.850	02/01/37	390,000	474,595
Wachovia Corp. (Z)	5.750	06/15/17	405,000	475,500
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	425,000	488,750

Consumer Finance 2.0%
Capital One Financial Corp. (Z)	6.150	09/01/16	730,000	840,637
Capital One Financial Corp. (Z)	6.750	09/15/17	1,000,000	1,211,108
Discover Bank	7.000	04/15/20	270,000	331,883
Discover Financial Services (Z)	5.200	04/27/22	585,000	662,669
Nelnet, Inc. (P)	3.686	09/29/36	715,000	555,913

Diversified Financial Services 5.3%
Bank of America Corp.	3.300	01/11/23	260,000	256,459
Bank of America Corp. (Z)	6.500	08/01/16	305,000	352,659
Bank of America NA (Z)	5.300	03/15/17	150,000	167,484
Bank of America NA	6.000	10/15/36	390,000	472,096

3

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Citigroup, Inc.	5.850	12/11/34	$107,000	$124,654
General Electric Capital Corp. (Z)	4.375	09/16/20	365,000	403,294
General Electric Capital Corp. (Z)	5.875	01/14/38	160,000	187,177
General Electric Capital Corp. (Z)	6.000	08/07/19	335,000	405,196
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)(Z)	7.125	06/15/22	600,000	688,050
International Lease Finance Corp. (S)	7.125	09/01/18	290,000	339,300
iPayment, Inc.	10.250	05/15/18	295,000	266,975
JPMorgan Chase & Company	6.000	01/15/18	775,000	920,603
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	655,000	753,512
Legend Acquisition Sub, Inc. (S)	10.750	08/15/20	285,000	250,800
Merrill Lynch & Company, Inc. (Z)	6.875	04/25/18	1,000,000	1,204,680
Merrill Lynch & Company, Inc.	7.750	05/14/38	310,000	415,064
SPL Logistics Escrow LLC (S)	8.875	08/01/20	215,000	230,050
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,242,127
UBS AG	7.625	08/17/22	445,000	489,007
USB Realty Corp. (P)(Q)(S)(Z)	1.451	01/15/17	800,000	696,000

Insurance 6.2%
Aflac, Inc.	8.500	05/15/19	385,000	521,862
American International Group, Inc. (Z)	3.800	03/22/17	235,000	253,323
American International Group, Inc. (Z)	8.250	08/15/18	230,000	298,557
Aon PLC (S)	4.250	12/12/42	345,000	327,633
AXA SA (Z)	8.600	12/15/30	175,000	224,657
CNA Financial Corp.	5.875	08/15/20	720,000	835,759
CNA Financial Corp. (Z)	7.250	11/15/23	540,000	671,806
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR +2.125%) (S)	6.505	02/12/67	835,000	770,288
Hartford Financial Services Group, Inc.	5.500	03/30/20	190,000	217,302
Hartford Financial Services Group, Inc. (Z)	6.000	01/15/19	193,000	225,898
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	405,000	439,888
Liberty Mutual Group, Inc. (S)	6.500	05/01/42	230,000	257,433
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	705,000	800,175
Lincoln National Corp. (Z)	8.750	07/01/19	535,000	714,479
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	395,000	395,988
MetLife, Inc.	6.400	12/15/36	305,000	330,356
Nippon Life Insurance Company (S)	5.000	10/18/42	310,000	316,215
Pacific LifeCorp. (S)	6.000	02/10/20	180,000	205,572
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month
LIBOR + 4.175%) (Z)	5.875	09/15/42	445,000	466,694
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	475,000	635,223
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%) (Z)	6.375	03/29/67	585,000	636,188
The Hanover Insurance Group, Inc. (Z)	6.375	06/15/21	150,000	169,598
Unum Group (Z)	7.125	09/30/16	395,000	461,527
UnumProvident Finance Company PLC (S)(Z)	6.850	11/15/15	605,000	681,179
White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	415,000	439,987
WR Berkley Corp.	5.375	09/15/20	265,000	298,258

Real Estate Investment Trusts 5.2%
Boston Properties LP (Z)	3.700	11/15/18	195,000	212,149
Brandywine Operating Partnership LP (Z)	7.500	05/15/15	345,000	389,442
CubeSmart LP	4.800	07/15/22	280,000	305,353

4

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

DDR Corp.	4.625	07/15/22	$85,000	$91,542
DDR Corp. (Z)	7.500	04/01/17	880,000	1,051,410
DDR Corp.	7.875	09/01/20	110,000	139,808
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	645,000	731,179
Health Care REIT, Inc.	4.950	01/15/21	190,000	209,195
Health Care REIT, Inc.	6.125	04/15/20	700,000	816,757
Health Care REIT, Inc. (Z)	6.200	06/01/16	505,000	577,137
Healthcare Realty Trust, Inc. (Z)	6.500	01/17/17	540,000	616,144
Highwoods Realty LP	5.850	03/15/17	650,000	731,005
MPT Operating Partnership LP	6.375	02/15/22	320,000	343,200
ProLogis International Funding II (S)	4.875	02/15/20	180,000	179,173
ProLogis LP (Z)	4.500	08/15/17	55,000	60,271
ProLogis LP (Z)	6.250	03/15/17	475,000	550,999
Ventas Realty LP	4.000	04/30/19	330,000	354,301
Ventas Realty LP	4.750	06/01/21	670,000	735,213
Vornado Realty LP	4.250	04/01/15	405,000	428,459
WEA Finance LLC (S)(Z)	6.750	09/02/19	290,000	357,739
Weyerhaeuser Company	7.375	03/15/32	690,000	840,839

Real Estate Management & Development 0.3%
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	260,000	234,000
Jones Lang Lasalle, Inc.	4.400	11/15/22	125,000	126,620
Mattamy Group Corp. (S)	6.500	11/15/20	230,000	231,725

Thrifts & Mortgage Finance 0.7%
Nationstar Mortgage LLC (S)	7.875	10/01/20	310,000	337,900
Nationstar Mortgage LLC (S)	9.625	05/01/19	295,000	335,925
Nationstar Mortgage LLC (Z)	10.875	04/01/15	540,000	575,100

Health Care 1.8%				3,425,103

Health Care Equipment & Supplies 0.1%
Alere, Inc.	8.625	10/01/18	185,000	191,938
DJO Finance LLC (S)	9.875	04/15/18	75,000	80,063

Health Care Providers & Services 0.7%
Catalent Pharma Solutions, Inc.	9.500	04/15/15	198,004	199,984
HCA, Inc. (Z)	7.500	02/15/22	380,000	438,900
Medco Health Solutions, Inc. (Z)	7.125	03/15/18	545,000	674,337

Pharmaceuticals 1.0%
AbbVie, Inc. (S)	2.900	11/06/22	435,000	430,136
Hospira, Inc. (Z)	6.050	03/30/17	485,000	559,515
Mylan, Inc. (S)	7.875	07/15/20	545,000	636,737
Zoetis, Inc. (S)	3.250	02/01/23	215,000	213,493

Industrials 8.3%				15,534,453

Aerospace & Defense 1.3%
Ducommun, Inc. (Z)	9.750	07/15/18	70,000	76,825
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	380,000	444,600
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	350,000	384,125
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	750,000	675,000
Textron, Inc. (Z)	5.600	12/01/17	505,000	569,052
Textron, Inc. (Z)	7.250	10/01/19	270,000	326,300

5

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Airlines 3.5%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057	07/02/20	$162,891	$178,772
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	557,427	583,905
Continental Airlines 1997-4 Class A Pass Through Trust (Z)	6.900	01/02/18	396,703	431,653
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648	09/15/17	169,168	181,230
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	195,216	214,250
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	117,370	124,412
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	04/19/22	505,444	568,625
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	143,095	156,689
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04/11/20	240,000	255,600
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (Z)	6.718	01/02/23	642,696	710,179
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	663,565	750,691
Delta Air Lines 2010-1 Class A Pass Through Trust (Z)	6.200	07/02/18	181,025	203,653
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	324,466	357,724
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	129,150	134,962
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027	11/01/19	390,277	440,037
UAL 2009-1 Pass Through Trust (Z)	10.400	11/01/16	123,974	143,810
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	337,824	391,031
United Airlines 2007-1 Class C Pass Through Trust (P)	2.758	07/02/14	557,290	550,324
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	175,000	192,500

Building Products 1.0%
Masco Corp.	7.125	03/15/20	285,000	330,137
Owens Corning	4.200	12/15/22	395,000	400,805
Ply Gem Industries, Inc.	9.375	04/15/17	75,000	81,375
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	450,000	526,500
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	490,000	580,650

Commercial Services & Supplies 0.5%
Casella Waste Systems, Inc.	7.750	02/15/19	365,000	352,225
Garda World Security Corp. (S)	9.750	03/15/17	100,000	105,750
Steelcase, Inc. (Z)	6.375	02/15/21	500,000	549,517

Construction & Engineering 0.4%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	300,000	319,500
Tutor Perini Corp.	7.625	11/01/18	335,000	346,725

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	205,000	222,425

Industrial Conglomerates 0.7%
General Electric Company	4.125	10/09/42	210,000	207,683
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	294,000	336,630
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	425,000	491,938
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	215,500

Marine 0.2%
Navios South American Logistics, Inc. (Z)	9.250	04/15/19	315,000	315,000

Professional Services 0.1%
Dun & Bradstreet Corp.	3.250	12/01/17	220,000	225,823

Road & Rail 0.3%
Penske Truck Leasing Company LP (S)(Z)	3.750	05/11/17	460,000	484,246

Trading Companies & Distributors 0.2%
Air Lease Corp.	4.500	01/15/16	95,000	96,425
Air Lease Corp.	5.625	04/01/17	110,000	116,050
Aircastle, Ltd.	7.625	04/15/20	160,000	183,600

6

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Information Technology 0.6%				$1,156,510

IT Services 0.6%
Brightstar Corp. (S)	9.500	12/01/16	$560,000	602,000
Computer Sciences Corp.	4.450	09/15/22	225,000	233,497
Global Generations Merger Sub, Inc. (S)	11.000	12/15/20	305,000	321,013

Materials 5.9%				10,954,800

Chemicals 1.0%
Braskem Finance, Ltd. (S)	7.000	05/07/20	515,000	576,800
CF Industries, Inc.	7.125	05/01/20	580,000	726,321
Incitec Pivot Finance LLC (S)(Z)	6.000	12/10/19	345,000	389,011
Polymer Group, Inc.	7.750	02/01/19	95,000	103,313

Construction Materials 0.5%
American Gilsonite Company (S)	11.500	09/01/17	290,000	305,950
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	420,000	447,304
Severstal Columbus LLC	10.250	02/15/18	100,000	107,750
Vulcan Materials Company (Z)	7.500	06/15/21	130,000	150,800

Containers & Packaging 1.2%
ARD Finance SA, PIK (S)	11.125	06/01/18	274,462	295,733
Consolidated Container Company LLC (S)	10.125	07/15/20	320,000	345,600
Pretium Packaging LLC	11.500	04/01/16	165,000	173,250
Rock-Tenn Company (S)	4.000	03/01/23	480,000	478,689
Temple-Inland, Inc. (Z)	6.625	01/15/18	750,000	900,344

Metals & Mining 2.0%
Allegheny Technologies, Inc. (Z)	5.950	01/15/21	140,000	156,070
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	280,000	364,935
ArcelorMittal	10.350	06/01/19	370,000	464,662
Commercial Metals Company	7.350	08/15/18	310,000	341,775
Edgen Murray Corp. (S)(Z)	8.750	11/01/20	310,000	316,975
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	170,000	182,325
JMC Steel Group (S)	8.250	03/15/18	185,000	197,025
Metinvest BV (S)	8.750	02/14/18	435,000	441,329
Rain CII Carbon LLC (S)	8.000	12/01/18	340,000	355,300
SunCoke Energy, Inc. (Z)	7.625	08/01/19	259,000	273,893
Thompson Creek Metals Company, Inc.	7.375	06/01/18	395,000	350,563
Vale Overseas, Ltd. (Z)	6.875	11/10/39	190,000	225,457

Paper & Forest Products 1.2%
Georgia-Pacific LLC (S)(Z)	5.400	11/01/20	485,000	571,321
Georgia-Pacific LLC (Z)	7.250	06/01/28	165,000	214,119
International Paper Company (Z)	9.375	05/15/19	385,000	525,490
Westvaco Corp.	7.950	02/15/31	770,000	972,696

Telecommunication Services 3.9%				7,341,390

Diversified Telecommunication Services 3.4%
American Tower Corp.	4.700	03/15/22	400,000	431,230
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	396,557	417,755
CenturyLink, Inc. (Z)	5.800	03/15/22	480,000	502,326
CenturyLink, Inc.	6.450	06/15/21	305,000	333,089
CenturyLink, Inc.	7.600	09/15/39	305,000	311,656
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	760,000	862,746
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	650,000	685,957
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	650,000	683,380
GTP Towers Issuer LLC (S)	8.112	02/15/15	885,000	921,604

7

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Telecommunication Services (continued)

PAETEC Holding Corp.	9.875	12/01/18	$369,000	$425,734
Telecom Italia Capital SA	6.999	06/04/18	330,000	385,144
Telecom Italia Capital SA	7.200	07/18/36	365,000	388,210

Wireless Telecommunication Services 0.5%
Clearwire Communications LLC (S)	12.000	12/01/15	315,000	341,381
SBA Tower Trust (S)	2.933	12/15/17	395,000	407,671
Verizon New York, Inc.	7.000	12/01/33	235,000	243,507

Utilities 5.3%				9,779,289

Electric Utilities 3.5%
Beaver Valley II Funding	9.000	06/01/17	244,000	247,551
BVPS II Funding Corp. (Z)	8.890	06/01/17	398,000	433,755
Commonwealth Edison Company (Z)	5.800	03/15/18	525,000	631,047
DPL, Inc. (Z)	7.250	10/15/21	570,000	614,175
Electricite de France SA (P)(Q)(S)	5.250	01/29/23	205,000	200,262
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,070,831
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	206,536	197,081
Oncor Electric Delivery Company LLC (Z)	5.000	09/30/17	820,000	928,325
PNM Resources, Inc. (Z)	9.250	05/15/15	705,000	803,700
PNPP II Funding Corp.	9.120	05/30/16	191,000	198,843
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%)	6.700	03/30/67	525,000	559,125
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)(Z)	6.250	02/01/22	320,000	353,552
TXU Corp. (Z)	7.460	01/01/15	25,929	24,376
W3A Funding Corp. (Z)	8.090	01/02/17	301,225	309,577

Independent Power Producers & Energy Traders 0.7%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	775,000	870,306
Exelon Generation Company LLC (S)	5.600	06/15/42	200,000	211,650
Exelon Generation Company LLC	6.250	10/01/39	175,000	200,219

Multi-Utilities 1.1%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%) (Z)	6.110	12/01/66	650,000	690,625
MidAmerican Energy Holdings Company (Z)	8.480	09/15/28	550,000	788,414
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%) (Z)	6.250	05/15/67	410,000	445,875

Convertible Bonds 0.2% (0.2% of Total Investments)				$452,755

(Cost $267,530)

Consumer Discretionary 0.2%				452,755

Media 0.2%
XM Satellite Radio, Inc. (S)(Z)	7.000	12/01/14	248,000	452,755

Municipal Bonds 0.3% (0.2% of Total Investments)				$541,946

(Cost $457,495)

California 0.1%				193,219

State of California
General Obligation Bond	7.600	11/01/40	130,000	193,219

8

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Illinois 0.2%				$348,727

State of Illinois
General Obligation Bond	5.100	06/01/33	$355,000	348,727

Term Loans (M) 0.6% (0.4% of Total Investments)				$1,125,938

(Cost $1,105,471)

Consumer Discretionary 0.4%				859,494

Hotels, Restaurants & Leisure 0.4%
CCM Merger, Inc.	6.000	03/01/17	179,589	181,161
Kalispel Tribal Economic Authority	7.500	02/24/17	546,299	547,664
Landry's, Inc.	6.500	04/24/18	129,025	130,669

Financials 0.1%				114,569

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	5.750	09/28/17	112,876	114,569

Industrials 0.1%				151,875

Aerospace & Defense 0.1%
Consolidated Precision Product (T)	TBD	12/20/19	150,000	151,875

Capital Preferred Securities (a) 2.3% (1.5% of Total Investments)				$4,220,102

(Cost $4,090,835)

Financials 2.3%				4,220,102

Capital Markets 0.4%
State Street Capital Trust IV (P)(Z)	1.308	06/15/37	935,000	729,300

Commercial Banks 1.4%
Fifth Third Capital Trust IV (6.500% to 4-15-17, then 3 month
LIBOR + 1.368%) (Z)	6.500	04/15/37	825,000	823,969
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)(Z)	6.750	08/01/21	215,000	246,693
PNC Preferred Funding Trust III (8.700% to 3-15-13, then 3
month LIBOR + 5.226%) (Q)(S)(Z)	8.700	03/15/13	835,000	842,615
Regions Financing Trust II (6.625% to 5-15-27, then 3 month
LIBOR + 1.290%)	6.625	05/15/47	260,000	260,000
Sovereign Capital Trust VI	7.908	06/13/36	480,000	499,200

Insurance 0.5%
MetLife Capital Trust X (9.250% to 4-8-38 then 3 month
LIBOR + 5.540%) (S)(Z)	9.250	04/08/68	315,000	433,125
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	360,000	385,200

U.S. Government & Agency Obligations 33.4% (22.7% of Total Investments)				$62,209,938

(Cost $61,258,444)

U.S. Government 2.0%				3,805,702

U.S. Treasury Bonds
Bond (Z)	3.125	02/15/42	2,325,000	2,322,819
U.S. Treasury Notes
Note (Z)	1.750	05/15/22	900,000	889,805
U.S. Treasury Strips, PO (Z)	2.907	11/15/30	1,020,000	593,078

9

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency 31.4%				$58,404,236

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	1.750	05/30/19	$1,440,000	1,474,157
30 Yr Pass Thru (Z)	5.000	03/01/41	5,441,959	6,101,844
30 Yr Pass Thru	6.500	06/01/37	28,343	31,349
30 Yr Pass Thru	6.500	11/01/37	143,153	158,250
30 Yr Pass Thru (Z)	6.500	12/01/37	64,135	70,899
30 Yr Pass Thru	6.500	04/01/39	879,195	971,367
Federal National Mortgage Association
30 Yr Pass Thru	3.000	10/29/27	705,000	696,809
30 Yr Pass Thru	3.000	12/01/42	4,815,597	4,987,214
30 Yr Pass Thru	3.000	12/01/42	1,050,809	1,086,287
30 Yr Pass Thru	3.500	12/01/42	9,980,069	10,566,008
30 Yr Pass Thru (Z)	4.000	10/01/40	649,452	702,753
30 Yr Pass Thru (Z)	4.000	09/01/41	4,253,400	4,570,578
30 Yr Pass Thru (Z)	4.000	09/01/41	3,434,770	3,650,115
30 Yr Pass Thru	4.000	09/01/41	944,189	1,032,301
30 Yr Pass Thru (Z)	4.000	10/01/41	5,504,773	5,963,433
30 Yr Pass Thru (Z)	4.500	10/01/40	2,917,495	3,190,079
30 Yr Pass Thru (Z)	5.000	02/01/41	2,693,053	3,027,289
30 Yr Pass Thru (Z)	5.000	04/01/41	803,192	895,723
30 Yr Pass Thru (Z)	5.500	02/01/36	1,424,609	1,543,447
30 Yr Pass Thru (Z)	5.500	10/01/39	2,584,016	2,799,569
30 Yr Pass Thru (Z)	5.500	08/01/40	328,055	356,446
30 Yr Pass Thru	6.000	05/01/37	1,222,772	1,340,306
30 Yr Pass Thru (Z)	6.500	07/01/36	473,960	527,704
30 Yr Pass Thru	6.500	01/01/39	2,245,552	2,491,319
30 Yr Pass Thru	6.500	03/01/39	152,191	168,990

Foreign Government Obligations 0.2% (0.2% of Total Investments)				$403,496

(Cost $368,774)

South Korea 0.2%				403,496

Korea Development Bank (Z)	4.000	09/09/16	370,000	403,496

Collateralized Mortgage Obligations 20.7% (14.1% of Total Investments)				$38,537,232

(Cost $36,405,087)

Commercial & Residential 15.7%				29,203,133

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.050	12/25/46	6,668,625	574,633
American Tower Trust
Series 2007-1A, Class D (S)	5.957	04/15/37	865,000	881,836
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	605,000	734,490
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.767	05/10/45	595,000	667,473
Series 2006-4, Class AM	5.675	07/10/46	845,000	955,249
Bear Stearns Adjustable Rate Mortgage Trust, Inc.
Series 2005-1, Class B2 (P)	3.311	03/25/35	758,082	43,282
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.904	01/25/35	618,187	601,026
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	454,205	472,373

10

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.219	07/15/44	$295,000	$299,703
Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	1.952	12/10/45	4,689,554	577,021
Series 2012-LC4, Class B (P)	4.934	12/10/44	360,000	404,760
Series 2012-LC4, Class C (P)	5.649	12/10/44	645,000	738,579
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.623	09/20/46	8,271,961	699,673
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	315,000	329,492
Series 2012-FBLU, Class D (S)	5.007	05/05/27	465,000	491,642
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.566	08/19/34	710,741	688,852
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.867	07/10/38	670,000	751,848
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,391,769	1,846,752
Series 2004-9, Class B1 (P)	3.199	08/25/34	783,675	331,431
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.000	01/19/35	4,052,931	307,321
Series 2005-11, Class X IO	1.939	08/19/45	2,595,108	134,342
Series 2005-2, Class IX IO	2.221	05/19/35	9,706,029	671,274
Series 2005-8, Class 1X IO	2.141	09/19/35	3,762,580	287,499
Series 2007-3, Class ES IO	0.350	05/19/47	10,362,533	73,574
Series 2007-4, Class ES IO	0.350	07/19/47	12,062,925	85,647
Series 2007-6, Class ES IO (S)	0.342	08/19/37	8,562,189	60,792
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.039	10/25/36	8,967,608	665,127
Series 2005-AR18, Class 2X IO	1.690	10/25/36	8,270,327	447,755
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.242	12/15/44	1,155,000	1,288,977
Series 2006-LDP7, Class AM (P)	5.872	04/15/45	735,000	833,841
Series 2007-LD12, Class AM (P)	6.002	02/15/51	880,000	986,404
Series 2007-LDPX Class AM (P)	5.464	01/15/49	650,000	704,330
Series 2012-HSBC Class XA IO (S)	1.431	07/05/32	3,620,000	417,762
Series 2012-PHH, Class D (P) (S)	3.473	10/15/25	260,000	263,642
Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1 (P)	3.402	09/25/37	240,539	126,358
Series 2007-3, Class M2 (P)	3.402	09/25/37	91,887	12,296
Series 2007-3, Class M3 (P)	3.402	09/25/37	58,836	2,076
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	660,000	720,527
Series 2006-HQ8, Class AM (P)	5.469	03/12/44	1,020,000	1,131,411
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	975,000	977,075
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10/25/57	455,722	466,386
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	265,000	266,077
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.904	03/25/44	735,861	735,185
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	405,000	446,611
Series 2012-C1, Class C (P) (S)	5.536	05/10/45	270,000	305,609
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.822	05/10/63	4,981,269	525,613

11

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	$285,000	$308,708
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.358	11/25/34	10,426,702	433,560
Series 2005-AR1, Class X IO	1.470	01/25/45	15,205,050	786,585
Series 2005-AR2, Class X IO	1.563	01/25/45	11,641,363	731,489
Series 2005-AR6, Class X IO	1.610	04/25/45	7,074,018	414,273
Series 2005-AR8, Class X IO	1.595	07/25/45	12,598,435	746,141
WF-RBS Commercial Mortgage Trust
Series 2012-C9 XA IO (S)	2.286	11/15/45	5,209,100	748,751

U.S. Government Agency 5.0%				9,334,099

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,632,518	759,182
Series 3747, Class HI IO	4.500	07/15/37	5,413,177	530,456
Series 3794, Class PI IO	4.500	02/15/38	828,422	86,562
Series 3830, Class NI IO	4.500	01/15/36	3,843,378	466,910
Series 4077, Class IK IO	5.000	07/15/42	1,046,608	306,388
Series 4136, Class IH IO	3.500	09/15/27	3,024,802	398,466
Series K017, Class X1 IO	1.455	12/25/21	2,813,931	278,177
Series K018, Class X1 IO	1.465	01/25/22	3,761,188	375,573
Series K021, Class X1 IO	1.515	06/25/22	815,323	90,092
Series K022, Class X1 IO	1.309	07/25/22	6,085,000	580,704
Series K707, Class X1 IO	1.559	12/25/18	2,462,708	192,520
Series K708, Class X1 IO	1.512	01/25/19	5,804,174	451,878
Series K709, Class X1 IO	1.546	03/25/19	3,394,238	272,323
Series K710, Class X1 IO	1.784	05/25/19	2,575,454	243,004
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	572,966	50,262
Series 2010-68, Class CI IO	5.000	11/25/38	1,066,665	146,510
Series 2012-118, Class IB IO	3.500	11/25/42	1,516,769	396,394
Series 2012-137, Class QI IO	3.000	12/25/27	2,981,283	443,150
Series 2012-137, Class WI IO	3.500	12/25/32	2,156,469	446,642
Series 2012-98, Class JP	3.500	03/25/42	1,194,636	1,265,582
Series 398, Class C3 IO	4.500	05/25/39	604,364	62,355
Series 401, Class C2 IO	4.500	06/25/39	428,213	40,896
Series 402, Class 3 IO	4.000	11/25/39	701,593	79,110
Series 402, Class 4 IO	4.000	10/25/39	1,147,115	115,168
Series 402, Class 7 IO	4.500	11/25/39	1,035,776	146,366
Series 402, Class 8 IO	4.500	11/25/39	1,072,577	139,643
Series 407, Class 15 IO	5.000	01/25/40	1,066,974	154,517
Series 407, Class 16 IO	5.000	01/25/40	215,704	25,176
Series 407, Class 17 IO	5.000	01/25/40	207,146	29,136
Series 407, Class 21 IO	5.000	01/25/39	730,814	72,715
Series 407, Class 7 IO	5.000	03/25/41	389,486	71,405
Series 407, Class 8 IO	5.000	03/25/41	394,702	58,304
Series 407, Class C6 IO	5.500	01/25/40	1,713,579	289,174
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	975,219	63,203
Series 2012-114, Class IO	1.026	01/16/53	2,092,613	206,156

12

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities 8.7% (5.9% of Total Investments)				$16,216,792

(Cost $14,975,410)

Asset Backed Securities 8.7%				16,216,792

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.334	10/25/36	$355,406	171,031
Series 2006-ASP5, Class A2C (P)	0.384	10/25/36	311,721	151,152
Series 2006-ASP5, Class A2D (P)	0.464	10/25/36	595,528	292,203
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.654	10/25/35	750,000	637,881
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.654	03/25/35	442,240	435,943
Series 2005-R3, Class M2 (P)	0.674	05/25/35	480,000	435,079
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.284	01/25/34	292,304	284,291
Series 2004-W6, Class M1 (P)	0.754	05/25/34	384,152	375,466
Series 2006-M2, Class A2C (P)	0.354	09/25/36	1,617,587	621,276
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06/25/35	316,135	320,121
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.404	01/25/36	583,128	552,567
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.444	07/25/36	788,604	688,991
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.654	05/25/35	366,853	355,686
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	346,224	342,927
Contimortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	34,216	33,977
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.113	02/25/35	557,226	569,168
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.674	05/25/36	540,000	521,840
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	1,098,275	1,239,613
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.664	11/25/35	600,000	547,855
GSAA Trust
Series 2005-10, Class M3 (P)	0.754	06/25/35	675,000	628,234
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.684	11/25/35	450,000	439,232
Leaf Receivables Funding 6 LLC
Series 2011-1, Class A (S)	1.700	12/20/18	68,266	67,870
MASTR Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.314	11/25/36	1,790,380	826,837
Series 2007-HE2, Class A2 (P)	0.904	08/25/37	393,847	380,197
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.954	09/25/35	256,559	240,150
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.354	06/25/36	535,402	371,855
New Century Home Equity Loan Trust
Series 2005-3, Class M1 (P)	0.684	07/25/35	305,000	299,660
NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.284	03/25/35	645,000	628,121
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.834	02/25/35	902,787	889,972

13

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.074	01/25/35	$480,000	$470,812
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.624	03/25/35	320,000	300,669
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	564,200	632,136
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.384	05/25/36	282,218	251,934
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	632,052	637,188
Series 2012-3A, Class A (S)	2.500	03/20/25	442,032	442,860
Series 2012-3A, Class B (S)	4.500	03/20/25	131,669	131,998

			Shares	Value

Common Stocks 3.0% (2.0% of Total Investments)				$5,539,619

(Cost $4,931,034)

Consumer Discretionary 0.0%				62,208

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)			768	62,208

Consumer Staples 0.9%				1,574,900

Food Products 0.4%
Kraft Foods Group, Inc.			15,000	693,300

Tobacco 0.5%
Philip Morris International, Inc. (Z)			10,000	881,600

Energy 0.7%				1,265,160

Oil, Gas & Consumable Fuels 0.7%
Royal Dutch Shell PLC, ADR			8,000	564,160
The Williams Companies, Inc.			20,000	701,000

Health Care 0.8%				1,523,161

Pharmaceuticals 0.8%
Eli Lilly & Company			17,000	912,730
Johnson & Johnson (Z)			8,258	610,431

Information Technology 0.3%				547,040

Semiconductors & Semiconductor Equipment 0.3%
Intel Corp. (Z)			26,000	547,040

Telecommunication Services 0.3%				567,150

Diversified Telecommunication Services 0.3%
Oi SA, ADR (Z)			123,276	506,664
Oi SA, Series C, ADR			12,025	60,486

14

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

			Shares	Value
Preferred Securities (b) 2.6% (1.8% of Total Investments)				$4,801,504

(Cost $4,830,401)

Consumer Discretionary 0.7%				1,214,271

Hotels, Restaurants & Leisure 0.7%
Greektown Superholdings, Inc., Series A (I)			14,991	1,214,271

Consumer Staples 0.6%				1,152,735

Food & Staples Retailing 0.6%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			12,500	1,152,735

Financials 1.0%				1,785,376

Commercial Banks 0.5%
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%) (Z)			19,375	524,288
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)			15,475	416,278

Consumer Finance 0.2%
Ally Financial, Inc., 7.300% (Z)			11,815	300,101

Diversified Financial Services 0.3%
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%) (Z)			3,900	108,654
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR +
5.785%) (Z)			16,350	436,055

Industrials 0.2%				347,676

Aerospace & Defense 0.2%
United Technologies Corp., 7.500% (Z)			6,106	347,676

Materials 0.0%				62,799

Metals & Mining 0.0%
ArcelorMittal, 6.000%			2,420	62,799

Utilities 0.1%				238,647

Electric Utilities 0.1%
Duke Energy Corp., 5.125%			9,565	238,647

		Maturity
	Rate (%)	date	Par value	Value
Escrow Certificates 0.0% (0.0% of Total Investments)				$613

(Cost $0)

Materials 0.0%				613

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	$245,000	613

15

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

	Par value	Value
Short-Term Investments 0.2% (0.1% of Total Investments)		$347,000

(Cost $347,000)

Repurchase Agreement 0.2%		347,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $347,000 on 2-1-13, collateralized by
$350,000 U.S Treasury Notes, 1.000% due 3-31-17 (valued at
$355,776, including interest)	$347,000	347,000

Total investments (Cost $256,622,236)† 147.0%		$273,707,368

Other assets and liabilities, net (47.0%)		($87,483,702)

Total net assets 100.0%		$186,223,666

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

TBD To Be Determined

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $55,001,833 or 29.5% of the Fund's net assets as of 1-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Z) All or a portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-13 was $141,781,248.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $257,534,099. Net unrealized appreciation aggregated $16,173,269, of which $21,462,081 related to appreciated investment securities and $5,288,812 related to depreciated investment securities.

16

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	1-31-13	Price	Observable Inputs	Inputs
Corporate Bonds	$139,310,433	—	$138,666,370	$644,063
Convertible Bonds	452,755	—	452,755	—
Municipal Bonds	541,946	—	541,946	—
Term Loans	1,125,938	—	1,125,938	—
Capital Preferred Securities	4,220,102	—	4,220,102	—
U.S. Government & Agency Obligations	62,209,938	—	62,209,938	—
Foreign Government Obligations	403,496	—	403,496	—
Collateralized Mortgage Obligations	38,537,232	—	38,317,219	220,013
Asset Backed Securities	16,216,792	—	16,216,792	—
Common Stocks	5,539,619	$5,477,411	—	62,208
Preferred Securities	4,801,504	2,434,498	1,152,735	1,214,271
Escrow Certificates	613	—	613	—
Short-Term Investments	347,000	—	347,000	—

Total Investments in Securities	$273,707,368	$7,911,909	$263,654,904	$2,140,555
Other Financial Instruments
Interest Rate Swaps	($995,123)	—	($995,123)	—

17

John Hancock Income Securities Trust
As of 1-31-13 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate	Collateralized	Common	Preferred
	Bonds	Mortgage Obligations	Stocks	Securities	Total
Balance as of 10-31-12	$625,692	$989,419	$43,162	$1,177,393	$2,835,666
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	18,371	(10,191)	19,046	36,878	$64,104
Purchases	—	—	—	—	—
Sales	—	(48)	—	—	($48)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(759,167)	—	—	($759,167)
Balance as of 1-31-13	$644,063	$220,013	$62,208	$1,214,271	$2,140,555
Change in unrealized at period end*	$18,371	($10,191)	$19,046	$36,878	$64,104

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended January 31, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2013.

	USD Notional	Payments Made	Payments
Counterparty	Amount	by Fund	Received by Fund	Maturity Date	Market Value

Morgan Stanley
Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($725,212)
Morgan Stanley
Capital Services	$22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(269,911)
Total					($995,123)

(a) At 1-31-13, the 3-month LIBOR rate was 0.29800%

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

18

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P6Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013